Subsequent Events (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 17, 2016	Feb. 16, 2016
Subsequent Event [Line Items]
Revolving Credit Facility, total commitment amount	$ 1,500.0
Revolving Loan Tranche [Member]
Subsequent Event [Line Items]
Maturity Date	Jan. 26, 2018
Letters of Credit [Member]
Subsequent Event [Line Items]
Revolving Credit Facility, total commitment amount	$ 350.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Revolving Credit Facility, total commitment amount		$ 1,500.0
Revolving Credit Facility, outstanding		$ 0.1
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Ratio of guarantor coverage		1.375%	1.50%
Subsequent Event [Member] | Revolving Loan Tranche [Member]
Subsequent Event [Line Items]
Revolving Credit Facility, total commitment amount		$ 1,150.0
Revolving Credit Facility, outstanding		0.0
Subsequent Event [Member] | Letters of Credit [Member]
Subsequent Event [Line Items]
Revolving Credit Facility, total commitment amount		$ 350.0